Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement 2015 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.71%)
Past 5 years	0.71%
Past 10 years	4.22%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.90%)
Past 5 years	(0.60%)
Past 10 years	2.69%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.77%)
Past 5 years	0.27%
Past 10 years	3.02%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.51%)
Past 5 years	2.17%
Past 10 years	5.11%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNI
Average Annual Return:
Past 1 year	(12.84%)
Past 5 years	2.68%
Past 10 years	5.41%